Investments - Unrealized Loss Position Maturities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	$ 101.8	[1]	$ 126.2	[1]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	1,623.6	[1]	2,854.4	[1]
Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	94.0	[1]	124.6	[1]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	1,596.6	[1]	2,844.4	[1]
Supporting Remaining Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	53.5
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	1,177.0
Supporting Discontinued And Experience Rated Products [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	48.2		38.1
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	446.1		650.5
Supporting Discontinued And Experience Rated Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	40.5
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	419.6
Maturing in Less than one Year [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	1.4
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	66.8
Maturing in Less than one Year [Member] | Supporting Remaining Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	1.4
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	66.8
Maturing in Less than one Year [Member] | Supporting Discontinued And Experience Rated Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	0
Maturing in One Through Five Years [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	10.8
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	347.5
Maturing in One Through Five Years [Member] | Supporting Remaining Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	9.0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	298.3
Maturing in One Through Five Years [Member] | Supporting Discontinued And Experience Rated Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	1.8
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	49.2
Maturing After Five Years Through Ten Years [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	23.4
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	555.9
Maturing After Five Years Through Ten Years [Member] | Supporting Remaining Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	15.9
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	400.1
Maturing After Five Years Through Ten Years [Member] | Supporting Discontinued And Experience Rated Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	7.5
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	155.8
Maturing in Greater Than Ten Years [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	48.7
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	445.4
Maturing in Greater Than Ten Years [Member] | Supporting Remaining Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	18.4
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	257.7
Maturing in Greater Than Ten Years [Member] | Supporting Discontinued And Experience Rated Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	30.3
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	187.7
Residential Mortgage Backed Securities [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	0.1
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	3.8
Residential Mortgage Backed Securities [Member] | Supporting Remaining Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	0.1
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	3.8
Residential Mortgage Backed Securities [Member] | Supporting Discontinued And Experience Rated Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	0
Commercial Mortgage Backed Securities [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	5.8
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	145.5
Commercial Mortgage Backed Securities [Member] | Supporting Remaining Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	4.9
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	119.2
Commercial Mortgage Backed Securities [Member] | Supporting Discontinued And Experience Rated Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	0.9
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	26.3
Other Asset-Backed Securities [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	3.8
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	31.7
Other Asset-Backed Securities [Member] | Supporting Remaining Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	3.8
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	31.1
Other Asset-Backed Securities [Member] | Supporting Discontinued And Experience Rated Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	$ 0.6

[1]	At December 31, 2011 and 2010, debt and equity securities in an unrealized capital loss position of $48.2 million and $38.1 million, respectively, and with related fair value of $446.1 million and $650.5 million, respectively, related to experience-rated and discontinued products.